Significant Accounting Policies - Schedule of Taxes Paid on Purchase of Goods andServices (Detail)	12 Months Ended
Dec. 31, 2018
Contribution on gross revenue for social integration program [member]
Disclosure of significant accounting policies [line items]
Purchase of goods and services tax rate	1.65%
Contribution on gross revenue for social security financing [member]
Disclosure of significant accounting policies [line items]
Purchase of goods and services tax rate	7.60%